EMPLOYEE RELATED LIABILITIES (Schedule of Amounts Recognized in Statement of Financial Position) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Postretirement Medicare Plan [Member]
Amounts recognized in statement of financial position:
Current liabilities	$ (48)	$ (62)	$ (50)
Non-current liabilities	(1,864)	(1,820)	(1,639)
Net amount recognized	$ (1,912)	$ (1,882)	$ (1,689)
Weighted average assumptions used:
Discount rate	3.00%	2.80%	3.40%
Rate of compensation increases
Pension Plan [Member]
Amounts recognized in statement of financial position:
Non-current assets	$ 3,669	$ 2,518	$ 2,546
Net amount recognized	$ 3,669	$ 2,518	$ 2,546
Weighted average assumptions used:
Discount rate	2.90%	2.50%	3.20%
Rate of compensation increases
Pre-65 [Member]
Assumed health care cost trend rates:
Year the ultimate rate is reached	2031	2029	2029
Pre-65 [Member] | Postretirement Medicare Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	5.80%	6.00%	6.20%
Ultimate rate	4.40%	4.50%	4.50%
Pre-65 [Member] | Postretirement Non Medical Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	5.80%	6.00%	6.20%
Ultimate rate	4.40%
Post-65 [Member]
Assumed health care cost trend rates:
Year the ultimate rate is reached	2031	2029	2029
Post-65 [Member] | Postretirement Medicare Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	8.50%	6.50%	(5.00%)
Ultimate rate	4.50%	4.50%	4.50%
Post-65 [Member] | Postretirement Non Medical Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	6.20%	6.50%	6.10%
Ultimate rate	4.40%	4.50%	4.50%